Share-Based Compensation - Share Awards, Additional Information (Details) - USD ($)												12 Months Ended
	Jul. 09, 2025	Apr. 11, 2025	Apr. 04, 2025	Mar. 17, 2025	Mar. 11, 2025	Oct. 31, 2024	Oct. 26, 2024	Jun. 20, 2024	Apr. 15, 2024	Apr. 11, 2024	Mar. 17, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)											10,111
Vested (in dollars per share)											$ 10.26
Fair value of shares vested											$ 154,698
Nonemployee | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)											31,833
Vested (in dollars per share)											$ 12.45
Fair value of shares vested											$ 487,045
Nonemployee | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)							10,000	10,000		10,000
Vested (in dollars per share)							$ 15.13	$ 15.13		$ 15.13
Fair value of shares vested							$ 161,700	$ 161,700		$ 161,700
Share awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)	2,146											55,369	61,944
Vested (in dollars per share)												$ 13.52	$ 11.88
Fair value of shares vested	$ 32,147											$ 666,253
Awards granted (in shares)												44,443	54,851
Grant price (in dollars per share)												$ 13.74	$ 15.05
Share-based compensation costs												$ 663,262	$ 640,249	$ 819,919
Total compensation cost not yet recognized												$ 316,170	$ 359,191
Compensation cost not yet recognized, period for recognition												1 year 21 days	9 months
Share awards | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)					44,443				54,851
Grant price (in dollars per share)					$ 13.74				$ 15.05
Share awards | Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)			10,000	11,932
Vested (in dollars per share)			$ 12.17	$ 10.65
Fair value of shares vested			$ 109,200	$ 167,167
Share awards | Employee | 2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)						10,000
Vested (in dollars per share)						$ 8.46
Fair value of shares vested						$ 153,600
Share awards | Employee | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)					13,920				13,560
Share awards | Nonemployee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)		31,291
Vested (in dollars per share)		$ 15.03
Fair value of shares vested		$ 389,886
Share awards | Nonemployee | 2023 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)					30,523				41,291